Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue
Project Income	$ 202,007	$ 530,606	$ 1,099,225
Cost of revenue	113,376	355,664	750,740
Gross profit	88,631	174,942	348,485
Operating expenses:
Selling, general and administrative	504,278	151,511	105,349
Salaries and wages	271,568	110,770	81,151
Total operating expenses	775,846	262,281	186,500
Income (loss) from operations	(687,215)	(87,339)	161,985
Other income (expense)
Government subsidies	20,018		12,247
Interest expense	(48,451)	(7,137)
Interest income	968	1,279	36
Total other income (expense)	(27,465)	(5,858)	12,283
Income (loss) from operations before income taxes	(714,680)	(93,197)	174,268
Provision for income taxes
Net Income (loss)	(714,680)	(93,197)	174,268
Other comprehensive income (loss)
Foreign currency translation adjustments	18,435	(546)	857
Total comprehensive income (loss)	$ (696,245)	$ (93,743)	$ 175,125
Earnings (loss) per share - basic	$ (0.08)	$ (0.01)	$ 0.02
Earnings (loss) per share - diluted	$ (0.08)	$ (0.01)	$ 0.02
Weighted average shares outstanding - basic	8,689,741	7,711,111	7,711,111
Weighted average shares outstanding - diluted	8,689,741	7,711,111	7,711,111